Income taxes (Tables)	12 Months Ended
Mar. 31, 2014
Schedule of Income Taxes Recognized

Total income taxes recognized for the fiscal years ended March 31, 2012, 2013 and 2014 are as follows:

	Millions of yen
	2012	2013	2014
Income from continuing operations	¥583,227	¥473,954	¥486,546
Other comprehensive income (loss) (Note 13)	(21,663)	51,350	98,130

Total income taxes	¥561,564	¥525,304	¥584,676

Schedule of Difference between Effective Income Tax Rate and Statutory Tax Rate

Reconciliations of the difference between the actual effective income tax rate of NTT Group and the statutory tax rate are as follows:

	Percent of income before income taxes and equity in earnings of affiliated companies
	2012	2013	2014
Statutory tax rate	40.65%	37.98%	37.98%
Expenses not deductible for tax purposes	0.39	1.04	0.15
Research and other tax credits	(1.47)	(1.62)	(1.40)
Net change in valuation allowance	(0.27)	0.95	(0.36)
Effect of changes in the enacted tax rates	6.99	0.77	1.45
Equity in earnings (losses) of affiliated companies	(0.37)	(0.63)	(1.57)
Other	1.14	1.08	1.34

Effective tax rate	47.06%	39.57%	37.59%

Schedule of Components of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets and liabilities at March 31, 2013 and 2014 are as follows:

	2013	2014
	Millions of yen
Deferred tax assets:
Liability for employees’ retirement benefits	¥543,520	¥474,772
Accrued enterprise tax	21,045	18,241
Property, plant and equipment and intangible assets	382,626	381,764
Compensated absences	94,207	87,973
Accrued bonus	41,941	37,494
Unamortized purchases of leased assets	7,956	7,644
Operating loss carryforwards	170,523	197,012
Accrued liabilities for loyalty programs	80,389	61,818
Deferred revenues regarding Nikagetsu Kurikoshi	16,769	13,000
Foreign currency translation adjustments	22,282	12,678
Investments in affiliates	59,009	91,338
Other	117,468	148,903

Total gross deferred tax assets	1,557,735	1,532,637
Less—Valuation allowance	(253,693)	(259,921)

Total deferred tax assets	1,304,042	1,272,716

Deferred tax liabilities:
Unrealized gains on securities	(30,232)	(40,267)
Investment in subsidiary, principally arising upon issuance of stock	(301,832)	(300,554)
Property, plant and equipment and intangible assets	(155,352)	(216,869)
Other	(43,200)	(71,631)

Total gross deferred tax liabilities	(530,616)	(629,321)

Net deferred tax assets	¥773,426	¥643,395

Schedule of Net Deferred Tax Assets

Net deferred tax assets at March 31, 2013 and 2014 are included in the consolidated balance sheets as follows:

	2013	2014
	Millions of yen
Deferred income taxes (current assets)	¥224,194	¥220,662
Deferred income taxes (investments and other assets)	752,828	661,500
Other current liabilities	(4,772)	(5,616)
Deferred income taxes (long-term liabilities)	(198,824)	(233,151)

Total	¥773,426	¥643,395

Schedule of Deductions Used in Determining Taxable Income in Future Periods

At March 31, 2014, NTT and certain subsidiaries had operating loss carryforwards for tax purposes of ¥744,401 million, which may be used as a deduction in determining taxable income in future periods. The period available to offset future taxable income varies in each tax jurisdiction as follows:

Year ending March 31, 2014	Millions of yen
Within 5 years	¥169,866
6 to 20 years	466,836
Indefinite periods	112,995

Total	¥749,697

Schedule of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

2013
Millions of yen
Balance at March 31, 2012	¥4,535
Increase in tax position of current year	450
Decrease in tax position of prior year	(1,080)
Reductions as a result of a lapse of the applicable statute of limitations	—
Foreign currency translation adjustments	451

Balance at March 31, 2013	¥4,356

2014
Millions of yen
Balance at March 31, 2013	¥4,356
Increase in tax position of current year	1,036
Decrease in tax position of prior year	(814)
Reductions as a result of a lapse of the applicable statute of limitations	(7)
Foreign currency translation adjustments	812

Balance at March 31, 2014	¥5,383